Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and Other Receivables	TRADE AND OTHER RECEIVABLES
The Company’s trade and other receivables are comprised of the following:

	June 30, 2022	June 30, 2021
Trade receivables	$50,851	$23,441
Derivative asset	—	257
Other receivables	2,235	730
Allowance for doubtful accounts	(364)	(315)
	$52,722	$24,113
At June 30, 2022, 8% (2021 – 5%) of the Company’s accounts receivable balance is over 90 days past due. As at June 30, 2022, 29%, 19%, and 13% (2021 – 37%, 26%, and 20%) of the receivable balances are owing from three OEM and distributor partners.